Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,740,000,000
Disallowed finance costs	$ 20,800,000
Finance costs carryforward period	18 years